Note 15 - Commitments, Contingencies, and Obligations (Details Textual) - USD ($) $ in Thousands			1 Months Ended			12 Months Ended
	Dec. 14, 2023	Jul. 12, 2022	Jul. 31, 2018	Aug. 31, 2012	Jun. 30, 2011	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Environmental remediation expense						$ 7,575	$ 8,793	$ 14,571
Lessee, operating lease, liability, to be paid						11,616
Lease Commitments [Member]
Lessee, operating lease, liability, to be paid						11,600
Performance Obligation Commitments [Member]
Surety bonds						195,400
Letters of credit outstanding, amount						6,900
Greens Creek [Member]
Contractual obligation						29,800
Greens Creek [Member] | Purchase Orders and Commitment [Member]
Contractual obligation						11,400
Lucky Friday [Member]
EPA maximum for statutory penalties, per day/violation		$ 59,973
EPA maximum for administrative penalties, per day/violation		23,989
EPA maximum for administrative penalties		$ 299,989
Lucky Friday [Member] | Purchase Orders and Commitment [Member]
Contractual obligation						8,100
Keno Hill [Member]
Maximum offense charges/fine	$ 100,000
Keno Hill [Member] | Purchase Orders and Commitment [Member]
Contractual obligation						10,700
Casa Berardi [Member] | Purchase Orders and Commitment [Member]
Contractual obligation						2,800
Nevada Operations [Member] | Purchase Orders and Commitment [Member]
Contractual obligation						3,500
Johnny M Mine Area near San Mateo, New Mexico [Member]
Payment of response costs				$ 1,100
Estimated response costs			$ 9,600
Environmental remediation expense				10,100
Johnny M Mine Area near San Mateo, New Mexico [Member] | Environmental Remediation Past Response Costs [Member]
Accrual for environmental loss contingencies, period increase (decrease)				$ 10,100		$ 10,100
Carpenter Snow Creek Superfund Site, Cascade County, Montana [Member]
Estimated response costs					$ 4,500
Estimated future response cost					$ 100,000